Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Borrowings [Abstract]
Borrowings

Note 10 Borrowings

The Company’s borrowings consist of the following:

	March 31, 2023	December 31, 2022
Blue Torch finance, net of debt amortization expenses	87,295,194	86,758,378
BPI France	689,598	839,473
BNP Paribas	705,697	748,797
Working capital loan	1,183,335	—
Promissory note	1,373,380	—
	91,247,204	88,346,648

BPI France

Through an acquisition in 2020, the Company acquired various unsecured loan arrangements with an unrelated party, BPI France bearing interest ranging from 1.46% to 5.78% and are repayable in a period ranging between 7 to 8 years.

BNP Paribas

Through an acquisition in 2020, the Company acquired debt under an unsecured loan arrangement with an unrelated party, BNP Paribas, which bears interest at 0.75% for reinforcement of the financial structure for which repayment started from July 2022.

Blue Torch loan

On November 4, 2022, the Company entered a facility agreement with Blue Torch Finance LLC (as administrative agent and collateral agent) to secure a commitment of $100,000,000 from lenders (the “Financing Agreement”). Borrowings under the Financing Agreement accrue interest at a floating rate per annum equal to the adjusted Term SOFR plus 9.75% (subject to a floor set at 3.891% as of the effective date). Interest is payable quarterly and the borrowing under the Financing Agreement is scheduled to mature on November 4, 2026.

Under the terms of the Financing Agreement, the Company established a controlled account into which $46,000,000 of the proceeds of the total funded amount of the term loans were deposited. Upon the satisfaction of certain conditions (including no default or event of default existing and the Company maintaining the first lien leverage ratios specified in the financing agreement), the Company may request these funds to be released. Upon the occurrence and continuance of any event of default or if the De-SPAC Merger does not occur on or prior to March 31, 2023 (or such later date as may be agreed by the administrative agent in its sole discretion), then the funds may be released and applied to prepay the loans. As of March 31, 2023, the Company has withdrawn $6,000,000 out the controlled account.

The Blue Torch credit facility is subject to certain financial covenants of leverage ratio and liquidity as specified in the Financing Agreement.

On November 4, 2022, the Company utilized $34,993,903 out of total $100,000,000 facility towards repayment of the then existing Deutsche Bank loan and Harbert loan facilities and $15,191,125 was disbursed to one of the Company’s bank accounts for general corporate purposes, net of transaction costs.

In connection with the Financing Agreement, the Company also granted warrants to the lenders which are exercisable for an aggregate amount of 1,039,996 (post application of conversion ratio upon Business Combination) shares of the Company’s common stock at $0.001 per share. The warrants are exercisable at any time until 10 years after which the warrants would get expired. The strike price would also be adjusted for down round financing and other standard anti-dilution adjustments.

Refer to note 13 for details for accounting of warrants issued in connection with the Financing Agreement.

On March 23, 2023, the Company and Blue Torch Finance LLC entered an amendment to the Financing Agreement (“Consent and Amendment No. 2”) pursuant to which the Company is subject to additional financing and liquidity covenants. Pursuant to the Consent and Amendment No. 2, the Company agreed that (a) on or prior to March 31, 2023, (i) the Business Combination would be consummated in accordance with the terms of the Merger Agreement, in all material respects, and at a pre-money enterprise value of at least $575 million, (ii) the Company would raise additional capital from the issuance of subordinated indebtedness or equity securities (“Junior Capital”) in an amount that, together with net cash proceeds from the KludeIn trust account, equaled or exceeded $8.0 million, and (iii) the Company would secure commitments constituting Junior Capital of at least $8.5 million in the aggregate (the “Committed Junior Investments”), and (b) on or prior to April 15, 2023, the Committed Junior Investments must have been funded with net cash proceeds of at least $8.5 million ((a) and (b) together, the “Junior Capital Financing Conditions”).

In addition to the foregoing Junior Capital Financing Conditions, on or before May 31, 2023, the Company was required to receive net cash proceeds of at least $50.0 million from the issuance of Junior Capital (the “Subsequent Financing Condition”). The failure to meet either the Junior Capital Financing Conditions or the Subsequent Financing Condition before the applicable date would result in a mandatory prepayment event of the Company’s outstanding obligations pursuant to the Financing Agreement. However, the failure to meet either the Junior Capital Financing Conditions or the Subsequent Financing Condition would not result in an event of default if the mandatory prepayment is made within three business days following the date on which such condition subsequent was not satisfied.

In connection with Consent and Amendment No. 2, the Company was deemed to have paid a one-time closing fee of $2,000,000, which was added to the outstanding principal amount of the loans under the Financing Agreement. As described in Note 22, the Financing Agreement was further amended effective as of May 18, 2023. Prior to Waiver and Amendment No. 3, if (i) as of May 20, 2023 (or such later date as Blue Torch may agree in its sole discretion), the Company failed to obtain net cash proceeds of at least $20,000,000 million from subordinated indebtedness and the issuance of additional equity securities after March 23, 2023 and the liquidity condition was not satisfied on a pro forma basis, or (ii) a Specified Event of Default (as defined in the Financing Agreement) or certain other Event of Default (as defined in the Financing Agreement) under the Financing Agreement occurred, the Company would be obligated to pay a deferred consent fee of $5,000,000, which would be added to the outstanding principal amount of the loans under the Financing Agreement. Consent and Amendment No. 2 met the criteria for a modification of existing debt and accordingly, the one-time closing fee along with existing unamortized debt issuance cost is amortized using the effective interest method.

As described in Note 9, on March 31, 2023, the Company issued the Part A-1 Convertible Debentures in an aggregate principal amount of $5,969,325, the net proceeds of which $5,219,325 received as of March 31, 2023, together with the proceeds from the KludeIn trust account, were at least $8.0 million.

The Part A-1 Convertible Debentures also include a cross-default provision such that, if the event of default under the Financing Agreement results in the indebtedness thereunder becoming or being declared due and payable and such default is not remedied or waived, the Part A-1 Investors may, upon notice to the Company, elect to declare the full unpaid principal amount of the Part A-1 Convertible Debentures, together with any interest and other amounts owed in respect thereof, immediately due and payable in cash.

See Note 22 for a description of subsequent events related to the Financing Agreement.

Working Capital Loan

In connection with the Business Combination, the Company assumed a working capital loan which was obtained by KludeIn to finance transaction costs in connection with a Business Combination which is currently due on December 31, 2023. The working capital loan is non-interest bearing and may be converted into warrants of the Company’s common stock at a price of $1.00 per warrant at the lender’s discretion. The terms of the warrants are identical to the private placement warrants described in note 13.

As of the Closing Date, KludeIn had drawn $1,225,000 on the working capital loan. The working capital loan is accounted at fair value of $421,900 as of Closing Date. As of March 31, 2023, the fair value of the working capital noted amounted to $1,183,335.

The assumptions used in calculating estimated fair value of working capital loan as of March 31, 2023 is as follows:

March 31, 2023
Discount rate	14.85%
Contractual term (years)	0.25
Note Principal	1,225,000

Refer to note 19 for details on fair valuation methodology and summary of changes in fair value.

Promissory Note

In connection with the Business Combination, the Company assumed a promissory note which was obtained to finance KludeIn transaction costs in connection with a Business Combination. The Promissory note is not convertible and bears no interest and is due on December 31, 2023. As of March 31, 2023, the outstanding balance is $1,373,380.

As of March 31, 2023, the aggregate maturities of long-term borrowings (excluding convertible debentures described in note 9) are as follows:

Annual Maturities
2023 (April to December)	5,060,524
2024	537,633
2025	387,004
2026	102,060,364
Total: aggregate maturities of long-term borrowings	108,045,525
Less: carrying value of unamortized borrowings financing costs	(16,798,321)
Net maturities of long-term borrowings	91,247,204
Less: current portion of long-term borrowings	(5,196,952)
Long-term borrowings	86,050,252

12    Borrowings

The Company’s borrowings consist of the following:

	As of December 31,
	2022	2021
Harbert loan, net of debt amortization expenses	—	15,479,975
Blue Torch finance, net of debt amortization expenses	86,758,378	—
BPI France	839,473	1,147,826
CIN Phases	—	932,194
BNP Paribas	748,797	910,160
	88,346,648	18,470,155

Harbert loan

On January 30, 2019, the Company entered into a secured loan arrangement with an unrelated party, Harbert European Specialty Lending Company II S.A.R.L to borrow a loan aggregating to EUR 8,000,000 bearing interest at 12% or one-year EURIBOR screen rate in the form of Facility A — EUR 5,000,000 as cash advance which is repayable in 36 equal monthly installments starting from the end of 9 months interest only period and Facility B — EUR 3,000,000 as working capital facility which is repayable in 36 equal monthly installments starting from the drawdown date. The Company has drawn Facility A — EUR 5,000,000 and Facility B — EUR 1,000,000 on February 2019, Facility B — EUR 1,000,000 on March 2019 and Facility B — EUR 1,000,000 on May 2019. The loan is secured against all of the assets of the Company.

At the loan date itself, the Company also entered into a warrant agreement with the lender, governing the terms and conditions of the warrant. The aggregate number of warrant shares which are capable of issue to Harbert European Specialty Lending Company II S.A.R.L (Holder) on exercise of the subscription rights in full shall be equal to EUR 1,200,000 divided by the strike price of $500 per share.

The subscription price for each of the warrant share shall, at the absolute discretion of the Holder, be satisfied by either:

(a)     the payment in cash for each of the warrant share at the strike price; or

(b)    the exchange of its subscription rights for such number of the warrants calculated using the following formula:

Warrant shares are equal to the number of warrants as per (a) above multiplied by fair value of each warrant share at exercise date less strike price divided by the fair value of each warrant share at exercise date

The warrants are convertible into common stock or any class of new stock issued in a subsequent fundraising.

The warrants are exercisable at any time till 10 years after which the warrants would get expired. The strike price would also be adjusted for down round financing and other standard anti-dilution adjustments.

At the time of exit i.e., sale, sale event or listing as defined in the warrant agreement and the revised constitution of the Company, the holders can exercise conditionally on the exit.

In case of a sale event, if the Holder does not exercise their subscription rights, then the warrants shall lapse. However, for any other exit clauses, warrants will expire only on the 10 year expiry period.

In case of exit event, the Holder is eligible for at least an amount of EUR 1,500,000 in aggregate out of the proceeds of the exit, then the Holder shall have the right to elect to waive all rights under this instrument and instead require the Company to make a cash payment to the Holders of EUR 1,500,000 at the same time as paying proceeds to other stockholders participating in the exit.

Pursuant to an amendment agreement dated February 25, 2021, Harbert European Specialty Lending Company II S.A.R.L has provided additional Facility C for an amount Euro equivalent of $15,000,000 bearing interest at 12% or one-year EURIBOR screen rate, which the Company has drawn Euro equivalent of $5,000,000 on February 2021, Euro equivalent of $5,000,000 on April 2021 and Euro equivalent of $5,000,000 on July 2021. Facility C is repayable in 36 equal monthly installments starting from the end of 6 months interest only period.

The Company also entered into a deed of amendment dated February 25,2021, wherein it provided additional aggregate number of warrant shares which are capable of being issued to Holder on exercise of the subscription rights in full shall be equal to EUR 1,050,000 divided by the strike price of $730 per share.

Further, the deed of amendment dated February 25,2021 provided that in the event that there is an exit, the Holder is eligible for at least an amount of Euro equivalent of $2,500,000 in aggregate out of the proceeds of the exit, then the Holder shall have the right to elect to waive all rights under this Instrument and instead require the Company to make a cash payment to the Holders of the Euro equivalent of $2,500,000 at the same time as paying proceeds to other stockholders participating in the exit.

In April 2022, the Company modified the Harbert loan with below terms:

a)      Interest only on all tranches from March 1, 2022 to November 30, 2022.

b)      All tranches will begin amortizing on December 1, 2022 with 24 month amortization

c)      Payment of 1% additional backend fee of EUR 133,000, payable to Harbert on or before November 30, 2024.

d)      $730,000 worth of additional warrants to be issued by the Company to Harbert without any payment from Harbert based on the agreed strike price of $1,050. These warrants have a minimum exit value of EUR 300,000.

Additional warrants due to modification provides that in the event that there is an exit and the Holders following exercise of subscription rights in full would receive an amount less than EUR 300,000 in aggregate out of the proceeds of the exit, then the Holders shall have the right to elect to waive all rights under this Instrument and instead require the Company to make a cash payment to the Holders of EUR 300,000 at the same time as paying proceeds to other stockholders participating in the exit.

On November 3, 2022, the Company entered into a Global Deed of Discharge and Release to settle the facility out of the proceeds received from the Blue Torch finance. Settlement was effected on November 4, 2022 after deferring interest free balance of $1,218,757, to be payable on April 30, 2023. Settlement was accounted as an extinguishment of debt, and accordingly, the facility was derecognized and deferred settlement payment of $1,218,757 is presented under accrued expenses and other current liabilities. As a result of this extinguishment, the Company recorded $2,228,334 of loss on extinguishment of debt (including prepayment fees) in the consolidated statement of operations for the year ended December 31, 2022.

Refer to note 17 for more details for accounting of the above warrants.

BPI France

Through an acquisition in 2020, the Company acquired various unsecured loan arrangements with an unrelated party, BPI France bearing interest ranging from 1.46% to 5.78% and are repayable in a period ranging between 7 to 8 years.

CIN Phase I and Phase II:

Through an acquisition in 2020, the Company acquired two phased debts by BPI France, which is in respect of fulfilment of specified project. The debt is in the nature of interest free aid and was subject to waiver of certain amount provided the Company fulfils the pre-defined conditions. During September, 2022, BPI France waived off outstanding balance of $663,092 and the Company recorded the same as a gain on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2022.

BNP Paribas

Through an acquisition in 2020, the Company acquired debt under an unsecured loan arrangement with an unrelated party, BNP Paribas, which bears interest at 0.75% for reinforcement of the financial structure for which repayment started from July 2022.

Montage term advances

Through the acquisition of UberMedia Inc. on March 31, 2021, the Company assumed $1,139,935 Term I Advance and $1,094,604 Term II Advance aggregating $2,234,539 in debt from Montage Capital II, L.P.

The Term I Advance and Term II Advance are secured and bear interest at a rate of thirteen percent (13%) per annum.

With respect to the Term I Advance, principal payments of $44,000 begin on April 1, 2021 and each month thereafter, and the remaining outstanding balance of the Term I Advance becomes immediately due on the maturity date of December 31, 2021.

With respect to the Term II Advance, principal payments of $37,000 begin on April 1, 2021 and each month thereafter, and the remaining outstanding balance of the Term II Advance becomes immediately due on the maturity date of August 31, 2021.

On April 20, 2021, the Company prepaid the Montage term advances and as a result of this the Company recorded $466,580 of loss on extinguishment of debt (including prepayment fees) in the consolidated statement of operations for the year ended December 31, 2021.

Paycheck Protection Program (PPP) loan

Through the acquisition of UberMedia Inc. on March 31, 2021, the Company assumed $1,163,081 in debt under the Paycheck Protection Program pursuant to the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) through Santa Cruz County Bank. The loan was originally obtained by UberMedia Inc. on April 27, 2020 for an amount of $1,152,910 and the loan is guaranteed by the United States Small Business Administration (“SBA”). Subject to certain limitations, to the extent that the loan is used for payroll, rent, or utilities during the applicable covered period following the disbursement of the loan, the loan may be forgiven by the SBA. Principal and interest payments will be deferred for the first six months from the month PPP is dated. Interest will accrue at 1% during this period. Subject to the eligible forgiveness amount determined by the U.S. Small Business Administration through the Paycheck Protection Program, any remaining principal will be amortized over the remaining term of PPP in equal monthly payments of principal and interest beginning on the seventh month from the month PPP is dated. All remaining principal and accrued interest is due and payable 2 years from the date of first disbursement. PPP loan is accounted for as debt as per the guidance in ASC 470. The Company applied for the forgiveness in November 2020. There was no interest or principal payments due since the Company applied within the deferral period. In June 2021, the Company received a letter dated June 17, 2021 from Santa Cruz County Bank confirming that the Paycheck Protection Program Loan granted pursuant to the CARES Act in the original principal amount together with all accrued interest thereon was forgiven in full. As a result of this forgiveness, the Company recorded $1,173,744 of gain on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2021.

Deutsche Bank Loan

On April 29, 2022, the Company entered into a facility agreement with an unrelated party, Deutsche Bank AG, London Branch to secure commitment of $30,000,000. The rate of interest is the percentage rate per annum which is the aggregate of the margin of 6.50% per annum and reference rate determined based on Term Secured Overnight Financing Rate (“SOFR”) and if that rate is less than one percent., the reference rate shall be deemed to be one percent. Principal repayment is to begin effective October 31, 2023 on a monthly basis at 5.56% of outstanding principal amount.

On May 13, 2022, the Company borrowed $20,000,000 of the total $30,000,000 facility. As part of the conditions subsequent, in addition to the lender fees, $3,000,000 is agreed as transaction costs which will be reduced from subsequent disbursal, out of which $1,000,000 was shown as deferred finance cost.

On November 3, 2022, the Company entered into a Global Deed of Discharge and Release to settle the facility out of the proceeds received from the Blue Torch finance. Settlement was effected on November 4, 2022 after deferring interest free balance of $2,000,000, to be payable on April 30, 2023. Settlement was accounted as an extinguishment and accordingly the existing facility along with deferred finance cost of $1,000,000 and unpaid finance cost of $3,000,000 as of the settlement date were derecognized and deferred payment of $2,000,000 is presented under accrued expense and other current liabilities. As a result of this extinguishment, the Company recorded $3,592,122 of loss on extinguishment of debt (including prepayment fees) in the consolidated statement of operations for the year ended December 31, 2022.

Blue Torch loan

On November 4, 2022, the Company entered a facility agreement with Blue Torch Finance LLC (as administrative agent and collateral agent) to secure a commitment of $100,000,000 from lenders. Borrowings under the financing agreement accrue interest at a floating rate per annum equal to the adjusted Term SOFR plus 9.75% (subject to a floor set at 3.891% as of the effective date). Interest is payable quarterly and the borrowing under the financing agreement is scheduled to mature on November 4, 2026.

Under the terms of the financing agreement, the Company established a controlled account into which $46,000,000 of the proceeds of the total funded amount of the term loans were deposited. Upon the satisfaction of certain conditions (including no default or event of default existing and the Company maintaining the first lien leverage ratios specified in the financing agreement), the Company may request these funds to be released. Upon the occurrence and continuance of any event of default or if the De-SPAC Mergers do not occur on or prior to March 31, 2023 (or such later date as may be agreed by the administrative agent in its sole discretion), then the funds may be released and applied to prepay the loans. As of December 31, 2022, the Company has withdrawn $2,000,000 out the controlled account.

The Blue Torch credit facility is subject to certain financial covenants of leverage ratio and liquidity as specified in the financing agreement. As of December 31, 2022, the Company is in compliance with the financial covenants.

On November 4, 2022, the Company utilized $34,993,903 out of total $100,000,000 facility towards repayment of existing Deutsche Bank loan and Harbert loan facilities and $15,191,125 was disbursed to one of the Company’s bank accounts for general corporate purposes, net of transaction costs.

In connection with the financing agreement, the Company also granted warrants to the lenders which are exercisable for an aggregate of 9,660 shares of the Company’s common stock at $0.001 per share. The warrants are exercisable at any time until 10 years after which the warrants would get expired. The strike price would also be adjusted for down round financing and other standard anti-dilution adjustments.

In lieu of payment for warrant at the time of exercise, it can be cashless exercised. In which case, the Company shall issue to the holder such number of fully paid and non-assessable shares as are computed using the following formula:

X = Y(A-B)/A

where:

X = the number of shares to be issued to the holder;

Y = the number of shares with respect to which warrant is being exercised;

A = the fair market value of one share; and

B = the warrant price

If shares are then traded, the fair market value of a share shall be the average of the closing price for the five trading days immediately preceding. If shares are not then traded, the fair market value of a share shall be as determined jointly by the board of directors of the Company and the holder, each acting in good faith. The fair market value in the case of an exercise in connection with an Acquisition or the de-SPAC Merger shall be the consideration paid per share in such Acquisition or the de-SPAC Merger, as applicable.

At any time on the earlier to occur of two years from the date of issuance or the occurrence of certain default and indebtedness-based triggers, each holder shall be entitled to require the Company to purchase all of its outstanding warrants at an aggregate price equal to (x) the total number of outstanding warrants by each holder, divided by (y) the aggregate number of warrants outstanding, multiplied by (z) $10 million.

Refer to note 17 for more details for accounting of the above warrants.

As of December 31, 2022, the aggregate maturities of long-term borrowings are as follows:

Annual Maturities
2023	2,783,060
2024	539,954
2025	380,966
2026	100,129,028
Total: aggregate maturities of long-term borrowings	103,833,008
Less: carrying value of unamortized borrowings financing costs	(15,486,360)
Net maturities of long-term borrowings	88,346,648
Less: current portion of long-term borrowings	(2,783,060)
Long-term borrowings	85,563,558